Cash and cash equivalents - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	$ 422	$ 391
Repayment of third party borrowings	156	268
Reverse repurchase agreements	2,775	850
Fair value of collateral	2,924	892
Subsidiaries
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	553	576
Repayment of third party borrowings	$ 129	$ 336